Income Taxes - Schedule of Components of Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Income / (loss) before income tax	$ (18,116)	$ (3,043)	$ 2,525
Switzerland
Effective Income Tax Rate Reconciliation [Line Items]
Income / (loss) before income tax	(10,907)	(6,524)
Foreign
Effective Income Tax Rate Reconciliation [Line Items]
Income / (loss) before income tax	$ (7,209)	$ 3,481	$ 2,525